Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001819493
Registrant Name	Xos, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A